FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2018	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Foreign exchange forward contracts- receivable	1,192,168	—	1,192,168	—
Foreign exchange options	846,718	—	—	846,718

Liabilities:
Convertible senior notes	68,632	—	—	68,632
Guarantee liabilities	92,404,068	—	—	92,404,068
Foreign exchange forward contracts- payable	9,463,728	—	9,463,728	—
Derivative liability interest rate swap	12,786,001	—	—	12,786,001

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2019	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Foreign exchange forward contracts- receivable	52,281,183	—	52,281,183	—
Call options	294,177,634	—	—	294,177,634

Liabilities:
Convertible senior notes	728,215,869	—	—	728,215,869
Guarantee liabilities	72,019,365	—	—	72,019,365
Foreign exchange forward contracts- payable	3,856,561	—	3,856,561	—
Derivative liability interest rate swap	61,271,965	—	—	61,271,965

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at January 1,	423,739,708	65,342	68,632
Issuance of convertible senior notes	—	—	585,301,500
Foreign exchange (gain)/loss	(845,071)	3,290	7,675,500
Change in fair value of convertible senior notes	—	—	114,149,092
Change in the instrument-specific credit risk	—	—	21,089,777
Repurchase of convertible senior notes	(422,829,295)	—	(68,632)
Balance at December 31,	65,342	68,632	728,215,869

A summary of changes in Level 3 fair value of call option for the year ended December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at January 1,	—	—	—
Issuance of call options	—	—	206,577,000
Foreign exchange (gain)/loss	—	—	2,709,000
Change in fair value of call options	—	—	84,891,634
Balance at December 31,	—	—	294,177,634

A summary of changes in Level 3 fair value of foreign exchange options for the year ended December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at January 1,	—	—	846,718
Purchase of foreign exchange options	—	10,566,900	—
Cash Settlement	—		(516,012)
Change in fair value of foreign exchange options	—	(9,720,182)	(330,706)
Balance at December 31,	—	846,718	—

Schedule of Change in Fair Value of rate swap Derivatives

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at January 1,	10,364,075	26,486,388	12,786,001
Change in fair value of interest rate swap	16,122,313	(9,701,051)	69,974,512
Cash settlement	—	(3,999,336)	(21,488,548)
Balance at December 31,	26,486,388	12,786,001	61,271,965

Schedule of Change in Fair Value of Derivatives

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at January 1,	226,086,556	148,187,615	92,404,068
Additions	5,122,691	1,425,026	2,164,200
Amortization	(47,292,776)	(28,243,063)	(18,574,433)
Cancellation	(35,728,856)	(28,965,510)	(3,974,470)
Balance at December 31,	148,187,615	92,404,068	72,019,365

	Foreign exchange forward		Type of derivatives
For the year ended	contracts		Convertible	Interest		Foreign exchange
December 31,	Realized	Unrealized	senior notes	Rate swap	Call option	options	Total
(In RMB)
2017	(3,690,785)	(4,520,619)	—	(16,122,313)	—	—	(24,333,717)
2018	(42,614,340)	(1,475,360)	—	9,701,051	—	(9,720,182)	(44,108,831)
2019	(126,708,753)	48,425,227	(114,149,092)	(69,974,512)	84,891,634	(330,706)	(177,846,202)